Commitments and Contingencies (Details 5) $ in Thousands			1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Jul. 08, 2014 USD ($)	Dec. 23, 2013 USD ($)	May 31, 2012	Jul. 31, 2009 item	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Mar. 31, 2012 USD ($)	Jun. 30, 2016 USD ($) item	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Loss contingencies
General and administrative expenses					$ 181,805	$ 167,802			$ 373,872	$ 359,476	$ 745,366	$ 762,146	$ 687,122
LightSquared transaction shareholder derivative actions
Loss contingencies
Number of shareholders who filed lawsuits | item									5		5
Lightsquared Harbinger Capital Partners LLC
Loss contingencies
Business days allowed to terminate existing agreements											3 days
Satellite transponder guarantees
Loss contingencies
Guarantees for payments					$ 216,000				$ 216,000		$ 248,000
Technology Development Licensing
Loss contingencies
Number of reexamination petitions pending before patent and trademark office | item				2
Hopper litigation | Maximum
Loss contingencies
Number of days to store HD primetime programs recordings			8 days
Do Not Call Litigation
Loss contingencies
Period of injunctive relief sought from placing any outbound telemarketing calls to market or promote its goods or services									5 years		5 years
Do Not Call Litigation | DISH Network L.L.C.
Loss contingencies
State, claim amount											$ 23,500,000
Federal, claim amount											900,000
Claim amount		$ 270,000									270,000
Do Not Call Litigation | DISH Network L.L.C. | CALIFORNIA
Loss contingencies
Claim amount											100,000
Do Not Call Litigation | DISH Network L.L.C. | OHIO
Loss contingencies
Claim amount											10,000
Lightsquared Harbinger Capital Partners LLC
Loss contingencies
Business days allowed to terminate existing agreements									3 days
Lightsquared Harbinger Capital Partners LLC | DISH Network L.L.C.
Loss contingencies
Claim amount											$ 1,500,000
Lightsquared Harbinger Capital Partners LLC | Minimum
Loss contingencies
Claim amount	$ 500,000
Personalized Media Communications Inc | Maximum
Loss contingencies
Claim amount							$ 450,000	$ 650,000
Personalized Media Communications Inc | Minimum
Loss contingencies
Claim amount							$ 150,000	$ 500,000